SECURITIES - HELD-TO-MATURITY (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SECURITIES
Amortized Cost	$ 326	$ 331
Gross Unrecognized Gains	6	10
Fair Value	332	341
Residential agency mortgage-backed
SECURITIES
Amortized Cost	6	11
Fair Value	6	11
State and municipal
SECURITIES
Amortized Cost	320	320
Gross Unrecognized Gains	6	10
Fair Value	$ 326	$ 330